                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21024

             Active Assets Institutional Government Securities Trust
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                               Amy Doberman, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                  ---------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 6/30

Date of reporting period: 7/1/06 - 6/30/07

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21024
Reporting Period: 07/01/2006 - 06/30/2007
Active Assets Institutional Government Securities Trust

=========== ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST ============

The Registrant held no securities during the period July 1, 2006 through June
30, 2007 which required proxy votes and therefore there are no voting records to report.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Active Assets Institutional Government Securities Trust
              -------------------------------------------------------
By (Signature and Title):

                                      /s/ Ronald E. Robison
                 ---------------------------------------------------------------
                 President and Principal Executive Officer - Office of the Funds

Date August 28, 2007

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